Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Statements of Cash Flows
Notes conversion	$ 300,000	$ 300,000